7. Stockholders' Equity: Schedule of Stockholders Equity Note, Warrants (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	0.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	0.29
ClassEWarrantsIssuedForNotesPayableInGoldMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	300,018	300,018	457,518
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	300,018	300,018	457,518
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	300,018	300,018	457,518
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.65
ClassFWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	659,663	659,663	2,052,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	659,663	659,663	2,052,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	659,663	659,663	2,052,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.55
ClassF2WarrantsIssuedForCommissionsMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	599,772	599,772	599,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	599,772	599,772	599,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	599,772	599,772	599,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.20
ClassGWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	4,169,850	4,169,850	4,169,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	4,169,850	4,169,850	4,169,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	4,169,850	4,169,850	4,169,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.36
ClassHWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	5,125,936	5,125,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	5,125,936	5,125,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,125,936	5,125,936
ClassIWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	13,906,413	13,906,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	13,906,413	13,906,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	13,906,413	13,906,413
ClassJWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	8,780,478	8,780,478
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	8,780,478	8,780,478
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	8,780,478	8,780,478